Schedule Of Projected Benefit Obligations And Change In Fair Value Of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost
Interest cost	8	9
Plan assets at beginning of period	109
Plan assets at end of period	129	109
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
PBO at beginning of period	179	175
Service cost
Interest cost	8	8
Actuarial loss (gain)	29	4
Benefits paid	(9)	(8)
PBO at end of period	207	179
Plan assets at beginning of period	109	112
Actual return on plan assets	20	(2)
Company contributions	9	7
Benefits paid	(9)	(8)
Plan assets at end of period	129	109
Net amount recognized	(78)	(70)
Retiree Health Plan
Defined Benefit Plan Disclosure [Line Items]
PBO at beginning of period	4	4
Service cost
Interest cost
Actuarial loss (gain)
Benefits paid	(1)
PBO at end of period	3	4
Plan assets at beginning of period
Actual return on plan assets
Company contributions	1
Benefits paid	(1)
Plan assets at end of period
Net amount recognized	$ (3)	$ (4)